RUN 2022-NQM1 Trust ABS-15G

Exhibit 99.5 Schedule 1

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
1000003	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Verified employment history - 6+ years XXXX verified.;
1000004	xxxx	Securitized	2	2	1	1	Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Low LTV/CLTV/HCLTV - LTV/CLTV is 80% with a max allowed of 90%.; Verified reserves - Borrower has XXXX mths reserves w/a minimum requirement of XXXX.;	GIDE 0001 Guideline Exception(s) - Approved DTI 49.91%, Review DTI 50.68%, Max allowed DTI 50% - EV2 less than 1% DTI variance.	CRED 0004 Back-end Ratio exception (DTI) - Approved DTI 49.91%, Review DTI 96.82%. Variance is sue to review excluding rental for the departing residence and inclusion of all liabilities. See XXXX and XXXX. - XXXX Recd copy of lease for departing residence and bank statement to evidence proof of receipt. Revised DTI 50.68%

1000007	xxxx	Securitized	2	2	1	1	Verified reserves - XXXX months verified reserves > XXXX months reserves required.;	CRED 0004 Back-end Ratio exception (DTI) - DTI 50.22% > 50% max allowed. - EV2 - Investor acknowledged DTI exception < 1%.

CRED 0010 LTV Exceeds Max Allowed - LTV of 75% Exceeds the Max allowed LTV of 70% per Investor guidelines for IO product.  - 11/23/2021 - Upon receipt of the remaining documentation the LTV exception is overridden to EV2 as per the investor. CRED 0010 Exception Overridden to EV2;

CRED 0006 Missing Employment doc (VVOE) - Missing documentation to verify the existence of the business(s) within XXXX days of the Note date to ensure the business is active, with the following: A letter from either the businesses tax professional, regulatory agency or licensing bureau, certifying XXXX of XXXX in the same business, and either a phone listing and/or business address using directory assistance or an internet search., Compensating Factors:  - XXXX - Exception is overridden to EV2 with the attached post-consummation dated internet searches; no positive income was considered from any other entity. XXXX Exception Overridden to EV2;Verified reserves

CRED 0096 Missing proof of PITI payment on non-subject property - UPDATED EXCEPTION:

1) Missing mortgage statement for XXXX to verify if escrows are included in payment (reported on CBR)

2) Missing mortgage statement for XXXX (Not reported on CBR or 1065 8825).

3) Missing mortgage statement for XXXX

*****XXXX - Investor waiving REO PITIA documentation for guarantors for which no income was considered in qualifying - EV2

ORIGINAL EXCEPTION:

1) Missing documentation to verify housing expenses for guarantor 2;  Credit Report reflects XXXX*** REMOVE

2) Missing documentation to verify housing expenses for XXXX; Credit Report reflects no mortgages.*** REMOVE

3) Missing mortgage statement XXXX to verify if escrows are included in payment.

4) Missing mortgage statement XXXX to verify if escrows are in included in payment*** REMOVE REPORTED ON 1065

5) Missing mortgage statement XXXX to verify if escrows are included in payment (reported on CBR)

** The Following properties do not have mortgages reported on the CBR but have mortgages per the property profiles reports and HOI statements provided. **

6) Missing mortgage statement XXXX (Not reported on CBR).

7) Missing mortgage statement; Property report reflects ownership by XXXX with an original loan amount of $XXXX.  No mortgage reflected on the schedule of REO.

8) Missing mortgage statement XXXX

 - XXXX - Exception is cleared with attached complete copy of the Note for (ADDRESS) evidencing XXXX executed the Note as XXXX, thus not personally liable. XXXX Exception Overridden to E2;

XXXX - Investor waiving REO PITIA documentation for guarantors for which no income was considered in qualifying - EV2

CRED 0082 Income Documentation is Insufficient - 1) Missing most recent year W2

2) Missing YTD PnLs

3) Missing evidence of most recent year extensions to file business tax returns

***** XXXX: Investor is waiving P&L / Balance Sheets for self-employment businesses upon receipt of evidence of extension to file most recent years tax returns - XXXX - Exception is overridden to EV2 with the attached copies of extension to file for all entities listed in the exception. Also included is most recent years W2 to satisfy part 1 of the exception. XXXX Exception Overridden to EV2;

CRED 0087 Tax Returns/Transcripts are Insufficient - 1) Missing most recent year personal and XXXX returns if applicable for XXXX.

*****XXXX - Missing tax returns for guarantors for which no income was considered in qualifying rating EV2 per Investor. - XXXX - Investor acknowledged exception granted for missing guarantors tax returns for which no income was considered in qualifying.XXXX Exception Overridden to EV2;	CRED 0093 Credit Documentation is Insufficient - 1) Missing EIN registration (BUSINESS)- CLEARED XXXX

2) Missing Current Certificate of Good Standing for (BUSINESS) - XXXX - Exception is cleared with the attached SOS Certificate of Status evidencing Active (Good Standing) status. XXXX Exception Cleared;

APRV 0001 Missing Underwriter Loan Approval - Missing lenders loan approval. - XXXX - Exception is cleared with the attached lender condition sheet which is in agreement with the terms listed on the 1008 provided in file. APRV 0001 Exception Cleared;

1000021	xxxx	Securitized	2	2	1	1	Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points.; None - XXXX months verified reserves exceed the required XXXX months.; Verified housing payment history - Verified housing payment history for XXXX mortgages paid as agreed since XXXX.;	APP 0004 Initial 1003 Application is Incomplete - Missing copy of dated and executed copy of initial 1003 application by borrower and lender., Compensating Factors: - XXXX - Exception overridden to EV2 for missing originator signature. XXXX Exception Overridden to EV2;Verified credit history	PROP 0003 Missing Required Property Inspection - Missing required FEMA Disaster Inspection for subject located in XXXX, New York, appraisal dated XXXX. - XXXX PDIR received reflecting No Damage.

CRED 0093 Credit Documentation is Insufficient - Missing seller credit of $XXXX to borrower on final HUD-1 as per purchase agreement on pages XXXX.  - XXXX exception set in error, no credit.

HUD 0027 Missing evidence of the Seller HUD1 - Missing completed seller HUD-1. Combined HUD-1 on page XXXX lists no figures for seller except purchase price. - XXXX Seller CD received.

1000024	xxxx	Securitized	2	2	1	1				Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points.; Low DTI - 37.93% LTV is 42.07% lower than 80% maximum.; Verified reserves - XXXX months verified reserves exceed the required XXXX months.;	CRED 0044 Unacceptable transaction type - Approved exception on page XXXX for borrower purchasing subject primary residence when prior primary residence was only purchased XXXX months ago which is outside the guideline minimum requirement of XXXX months. - EV2 Lender Acknowledged exception.
1000056	xxxx	Securitized	2	2	1	1				Verified credit history - Borrower has a mid FICO of XXXX w/a minimum requirement of XXXX.; Low DTI - DTI is less than 17% w/a max allowed of 50%.; Verified reserves - Borrower has XXXXmths of verified reserves w/a minimum requirement of XXXX.;	CRED 0010 LTV Exceeds Max Allowed - 20% LTV Exception- Per the Apex prime matrix dated XXXX the max LTV for Rural properties is 65%. Subject LTV is 85%. Lender exception for LTV is noted that the Max LTV is 75% with a 10% exception for LTV. - EV2 Lender / Investor Acknowledged Exception.
1000158	xxxx	Securitized	1	1	1	1				Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Established credit history - Oldest tradeline XXXX.;
1000239	xxxx	Securitized	2	2	2	1	Verified reserves - Borrower has XXXX in verified reserves with a minimum requirement of $XXXX.;	ROR 0001 Missing Right of Rescission - Missing Right of Rescission for owner occupied program. - EV2 Post Closing Corrective Action - Executed ROR provided. ROR was executed XXXX and expired XXXX.

											APRV 0010 Underwriting Loan Approval is Deficient - Loan was approved as an XXXX transaction. 1003 reflects the subject as the borrowers current residence and declarations reflect the subject to occupied as the borrowers primary residence. Borrower LOE pg XXXX also reflects his intent is to sell or lease his current residence and move to the subject. Investor Lock reflects XXXX property. - Client has waived exception for updated 1008.		ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - ROR was executed after closing. - ROR was executed after closing.
1000246	xxxx	Securitized	1	1	1	1	Verified employment history - Over 16 years of verified employment history.; Verified reserves - Borrower has XXXX months reserves. Program requirement is XXXX months.;	TXEQ 0023 Texas 50(a)(6) Loan Fees Exceed the Permissible Fee Limitation. - Missing lock information to verify of Discount of $XXXX is XXXX -- The XXXX prohibits fees from exceeding XXXX of the principal balance on a non-purchase money loan. XXXX. Total Fees $XXXX, Total allowed $XXXX. - XXXX Lender rate sheet received confirming discount is XXXX

TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - Fair Market Value Disclosure not executed by Lender. - XXXX Fair Market Value Disclosure executed by Lender received.

1000262	xxxx	Securitized	1	1	1	1	Verified employment history - Borrower has over 11 years of verified XXXX history.; Verified reserves - Borrower has XXXX verified reserves with XXXX required per guidelines. ;	CRED 0004 Back-end Ratio exception (DTI) - Approval DTI is 39.83%. Review DTI 53.76%, Variance is due to review using fully amortized payment to qualify. (Guidelines section 3.5, higher of fully amortized payment, post I/O period, to be used for qualification). - Based on the XXXX program borrower is allowed up to 55% with fico greater than XXXX, Max LTV of 80%, Primary Residence only, no FTHB, and XXXX residual income or greater as defined in section XXXX.

Borrower LTV 58%, FICO 774, DTI 53.76%

ROR 0009  Loan Disbursement Date is on or before the required Right of Rescission Expiration Date  - Loan Disbursement Date on Final CD is XXXX, which is the same as the ROR Expiration Date. Earliest valid disbursement date is XXXX.  - XXXX Final Closing statement received.  Loan disbursed on XXXX.

1000264	xxxx	Securitized	1	1	1	1	Verified housing payment history - Borrower has XXXX good payment history on mortgages. ; Verified employment history - Borrower has over 20 years of verified XXXX history.;	TXEQ 0011 Fair Market Value Disclosure not provided or executed by Title Holders or Lender - Fair Market Value Disclosure was executed by Lender (pgXXXX) - XXXX Executed Fair Market Value Disclosure received.

TRID 0205 The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - COC dated XXXX for increased loan discount received.  Finding cleared upon resubmission.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing documentation to verify payment for HELOC on XXXX.  Note pXXXX for purchase money HELOC on does not indicate monthly payment amount. XXXX of credit line used for qualification. - Lender provided explanation: This is a brand new HELOC just open[ed] XXXX for a loan amount of $XXXX.  No statement yet.  Underwriter used a most conservative approach and used payment of XXXX of $XXXX for $XXXX/mo and the file still qualify with a DTI of 23.27%, max allowable 50%.

1000265	xxxx	Securitized	1	1	1	1	Verified employment history - Verified employment history over 10 years.; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.;	CRED 0112 Missing Business Purpose Attestation - Remove Na - Remove Na

APP 0005 Missing Schedule of Real Estate Owned - Missing mortgage statements or Closing Disclosures (for new loan) to support payments shown on the 1003 application for the following properties. Per UW notes p.XXXX, borrower refinanced non subject properties. XXXX (1003 payment $XXXX) XXXX (1003 payment $XXXX) XXXX (1003 payment $XXXX) Per the Lender approval an exception was granted to allow the use of declining bonus income with less than XXXX years history. Per guidelines, LOE IS required. LOE p.XXXX XXXX (1003 payment $XXXX) Per UW the non subject properties were refinanced. XXXX (1003 payment $XXXX) - XXXX Lender provided a copy of the Overbluff Note and CD.

1000266	xxxx	Securitized	1	1	1	1	Minimal outstanding debt - Borrower demonstrates minimal use of consumer debts.; Low DTI - 42.315% DTI is 7.66 lower than 50% maximum.;	CRED 0045 Questionable continuation of income - Per the Lender approval an exception was granted to allow the use of declining bonus income with less than XXXX year, however the exception was not located in the loan file. Will update to EV2 once a copy of the written exception is provided.

EV2 Verification of employment was completed by borrower on XXXX by XXXX and indicates that the continuance of bonus income is likely. - Per Investor, no need for exception to use bonus income as long as DTI does not exceed 50%.  DTI 42.33%.

APP 0005 Missing Schedule of Real Estate Owned - Missing Closing Disclosures to support the payments shown on the final 1003 application for properties located at: XXXX (1003 payment $XXXX) XXXX (1003 payment $XXXX XXXX(1003 payment $XXXX Per UW notes p. XXXX non subject properties were cash out refinances. XXXX (1003 payment $XXXX Per the Lender approval an exception was granted to allow the use of declining bonus income with less than XXXX year, however the exception was not located in the loan file. - Lender provided a copy of the XXXX CD.

1000267	xxxx	Securitized	1	1	1	1	Verified employment history - Over 10 years of verified employment history.; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debts.;	APP 0005 Missing Schedule of Real Estate Owned - Missing Closing Disclosures to support monthly payments listed on the 1003 application for the following properties: XXXX, XXXX, XXXX, XXXX, XXXX, and XXXX. Per UW notes p.XXXX, all the non-subject properties were refinanced. The mortgage statements located in the loan file does not match the 1003. - Lender provided a copy of the XXXX Cd.

CRED 0045 Questionable continuation of income - Per the Lender approval, an exception was granted to allow the use of declining bonus income with less than XXXX year, however the exception document was not located in the loan file. Once received, exception will be upgraded to EV2. Written VOE indicates that the bonus income is likely to continue. - Per Investor, no need for exception to use bonus income as long as DTI does not exceed 50%.  DTI 46.99%.

PROP 0002 Property Type is prohibited - Per appraisal form 1007, subject property is rented individually by the XXXX and supporting rental comps are not available. Rental by XXXX would typically be considered a XXXX which is an ineligible property type per guidelines section XXXX.  - Lender provided a copy of the new lease agreement.  Property is not a boarding house.

1000268	xxxx	Securitized	1	1	1	1	Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Verified employment history - Over 10 years of verified employment history.;	CRED 0045 Questionable continuation of income - Per the Lender approval, an exception was granted to allow the use of declining bonus income with less than XXXX year, however the exception document was not located in the loan file. Once received, exception will be upgraded to EV2. Written VOE indicates that the bonus income is likely to continue. - Per Investor, no need for exception to use bonus income as long as DTI does not exceed 50%. DTI 47.89%.

APP 0005 Missing Schedule of Real Estate Owned - Missing Closing Disclosures to support monthly payments listed on the 1003 application for the following properties: XXXX, XXXX, XXXX, XXXX, XXXX, and XXXX. Per UW notes p.XXXX, all the non-subject properties were refinanced. The mortgage statements located in the loan file does not match the 1003. - Lender provided a copy of the Overbluff CD.

1000270	xxxx	Securitized	1	1	1	1	Verified employment history - Over 10 years of verified employment history.; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.;	CRED 0004 Back-end Ratio exception (DTI) - Lender DTI is 42.316%. Review DTI 50.670%. Lender used YTD bonus/12 for DTI calculations. When using the entire amount YTD DTI is less than the guideline max of 50%. - DTI of 47.9% is less than 50% guideline maximum.

APP 0005 Missing Schedule of Real Estate Owned - Missing Closing Disclosures to support monthly payments listed on the 1003 application for the following properties: XXXX, XXXX, XXXX, XXXX, XXXX, and XXXX. Per UW notes p.v, all the non-subject properties were refinanced. The mortgage statements located in the loan file does not match the 1003. - Lender provided statement for XXXX.

CRED 0045 Questionable continuation of income - Per the Lender approval, an exception was granted to allow the use of declining bonus income with less than XXXX year, however the exception document was not located in the loan file. Once received, exception will be upgraded to EV2. Written VOE indicates that the bonus income is likely to continue. - Per Investor, no need for exception to use bonus income as long as DTI does not exceed 50%.  DTI 47.90%.

1000271	xxxx	Securitized	1	1	1	1	Verified employment history - Over 10 years of verified employment history.; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt;	CRED 0045 Questionable continuation of income - Per the Lender approval, an exception was granted to allow the use of declining bonus income with less than XXXX year, however the exception document was not located in the loan file. Once received, exception will be upgraded to EV2. Written VOE indicates that the bonus income is likely to continue. - Per Investor, no need for exception to use bonus income as long as DTI does not exceed 50%. DTI 42.33%.

CRED 0004 Back-end Ratio exception (DTI) - Lender DTI 56.86%, Review DTI 42.32%.  DTI variance will be reviewed once missing documentation has been received.  Max DTI allowed per guidelines is 50%. Based on declining Bonus, Lender annualized YTD Bonus income to be most conservative. LOE in file indicates that the borrower was on target to receive a similar amount of bonus income in XXXX.   - Lender DTI 42.32%, Review 42.33%. Non-material variance.

CRED 0082 Income Documentation is Insufficient - XXXX years tax returns (Schedule E) are required to calculate rental income/loss. Missing XXXX tax returns Schedule E. - Lender provided a copy of the lease agreement for XXXX.

APP 0005 Missing Schedule of Real Estate Owned - Missing Closing Disclosures to support monthly payments listed on the 1003 application for the following properties: XXXX, XXXX, XXXX, XXXX, XXXX, and XXXX. Per UW notes p.XXXX, all the non-subject properties were refinanced. The mortgage statements located in the loan file does not match the 1003. - Lender provided a copy of the XXXX CD.

1000272	xxxx	Securitized	1	1	1	1	Verified employment history - Over 10 years of verified employment history. 2yrs required.; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.;	APP 0005 Missing Schedule of Real Estate Owned - Missing updated mortgage statements to support income listed on the 1003 application for the following properties. Per UW notes p.XXXX, the properties were refinanced. It appears that mortgage statements located in the loan file does not match the 1003.

XXXX

XXXX

XXXX

XXXX

XXXX

XXXX.

Unable to determine if taxes and insurance were escrowed.

 - XXXX Lender provided a copy of the XXXX CD and note.

1000321	xxxx	Securitized	1	1	1	1				Verified employment history - Over 9 yrs of verified employment history. 2 yrs required.; Verified ownership of subject property - Over XXXX of verified ownership in the subject property.;			COMP 0033 State of Texas Disclosure is Deficient - Missing Lender executed Acknowledgment of Fair Market Value. - XXXX Lender provided a copy of the FMV Acknowledgment.
1000322	xxxx	Securitized	2	2	2	1	Verified credit history - Borrower has XXXX. Minimum required XXXX. XXXX points over guidelines minimum.; Verified employment history - Borrower has over 5 years in the same line of work.; Verified housing payment history - Borrower has credit depth back to XXXX with good payment history on all all mortgages and consumer debt.; Verified reserves - Borrower has XXXX verified reserves. XXXX months reserves required per program matrix.;	GIDE 0001 Guideline Exception(s) - Borrower does not meet $XXXX minimum residual income. Exception approved p.XXXX - EV2 - lender approved exception pXXXX with compensating factors.

TXEQ 0015 Texas 50(a)(6) Loan Fees Exceed the Permissible Fee Limitation. - Loan fees of $XXXX exceeds the max allowed of $XXXX (XXXX).  (Discount Point Acknowledgment pg XXXX confirms discount points are NOT XXXX). Review excluded $XXXX Appraisal Fee, Title Endorsements $XXXX, Lenders Title Policy $XXXX) - EV2 - Lender provided an LOE, PCCD, Proof of Delivery, and Copy of Refund Check for cure of XXXX fee limit.

											CRED 0020 Loan Amount Exception - Loan amount below minimum requirements of $XXXX. Loan amount $XXXX. Exception approved p.XXXX - EV2 - lender approved exception pXXXX with compensating factors.		APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval to verify program/guidelines. ** Additional Conditions may apply. - XXXX Lender provided a copy of the Loan Approval.
1000345	xxxx	Securitized	1	1	1	1	Verified employment history - Over 6 years of verified employment history.; Established credit history - Oldest tradeline XXXX.;	CRED 0089 Missing Required Fraud Tool - No third party Fraud Report provided in file. - XXXX Lender provided a copy of the fraud report.

APPR 0046 Missing Third Party Appraisal Review - Missing CDA, FNMA SSR Score returned at XXXX - XXXX Lender provided a copy of the XXXX CDA dated XXXX. $XXXX Value, Low Risk, XXXX Variance.

APRV 0003 Missing Loan Approval Date - Missing lender loan approval to confirm Income Type.  Only the 1008 was provided for review. **Investor Lock reflects Loan to be XXXX Bank Statement, Bank Statement Calculator in file reflects XXXX.   - XXXX Lender provided a copy of the loan approval dated XXXX.

APRV 0004 Missing Guidelines for Loan Program used to Underwrite Loan File - Guidelines not present to verify compliance to lender standards for income documentation and required reserves. - XXXX Guidelines provided.

1000348	xxxx	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - 69% ltv, maximum 75% allowed.; Verified credit history - XXXX credit score, minimum XXXX required.; Verified reserves - XXXX months reserves, minimum XXXX months required for DSCR XXXX;	COND 0002 Condo Documentation is Insufficient - Per legal description, subject is a XXXX. However, property was not appraised on a Form 1073 appraisal. No information provided on XXXX project eligibility. FYI, subject property is a XXXX. - EV2 lender provided appraisal on 1004 form. Appraiser noted that subject is a XXXX and indicated as PUD. Property photos reflect as site built XXXX
1000349	xxxx	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - 64.62%; Verified credit history - FICO XXXX with 0x30 on all reported open accounts; Verified reserves - Borrower has XXXX months of verified reserves with a minimum requirement of XXXX mths for DSCR XXXX.;	GIDE 0001 Guideline Exception(s) - Guideline Exception for investor exposure number of loans for same borrower. Approved Lender Exception Granted for investor exposure with XXXX loans for the same borrower p.XXXX - EV2 Lender exception in file
1000370	xxxx	Securitized	1	1	1	1				Verified employment history - Over 17 years of verified employment history.; Established credit history - Oldest tradeline XXXX; Verified reserves - XXXX months;
1000371	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 65.0% LTV; Verified credit history - Oldest tradeline XXXX; Low DTI - 36.22% ;
1000394	xxxx	Securitized	2	2	1	1	Verified reserves - 71 months reserves exceed the minimum required 10 months.

; Verified credit history - Mid FICO score of 795 below the minimum required of 720 by 75 points.

; Verified employment history - Verified xxxx since xxxx.;	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 53.09% exceeds the max allowed DTI of 50% per the xxxx. Review DTI is 53.09% using 51% ownership and 50% expense factor applied to all accounts per guideline requirement with 150+ employees. Lender DTI 35.12% per calculations on worksheet on pages xxxx.

Three business accounts provided for bank statement income calculation. CPA letter xxxx refers to ownership for xxxx as 51% and 100% of xxxx; however all bank statements provided are for xxxx and xxxx applied to all accounts per review. Lender used 51% of total deposits in xxxx with 50% expense factor.  Lender used 100% of total deposits in xxxx with an expense factor of 40% (UTD source of expense factor).

Letter from business partner on page xxxx gives borrower 100% access to all funds in all accounts in the name of xxxx for the purpose of loan qualification (no other documentation in file is in name of xxxx xxxx). Access letter appropriate for reserves, but would not be permitted for 100% deposits. Documentation or clarification if the xxxx are the same or separate entities to warrant lender use of different ownership and expense percentages on xxxx is needed.

- Lender Acknowledged 3.09% DTI exception. received. Approval to accept from LRC received xxxx.	CRED 0001 Unacceptable Mortgage History - late payment with xxxx 2nd lien as validated with VOM on page xxxx. Program matrix indicates max 0x30x12 - Exception set in error, per Expanded Credit Restrictions section of the xxxx 1x30x12 ok with 5% LTV reduction.

COMP 0010 Missing Affiliated Business Disclosure - Missing ABD. Per FACTS disclosure lender has affiliates.  - Compliance Attestation confirming that xxxx does not share any personal information with its affiliates not does it utilize any affiliate in connection with the mortgage origination process received.

1000395	xxxx	Securitized	1	1	1	1	Verified liquid assets and/or savings history - Borrower has XXXX months reserves documented. Program requirement is XXXX months.; Low LTV/CLTV/HCLTV - Max LTV 75%. LTV 67.69;	APRV 0004 Missing Guidelines for Loan Program used to Underwrite Loan File - Approval reflects loan program of XXXX. Missing Fund Loans program Key to verify correct guideline and matrix. **Note Additional Conditions may apply upon confirmation of program/guides. - XXXX Lender provided a copy of the loan guidelines.

1000396	xxxx	Securitized	1	1	1	1				Verified employment history - Borrower has over 13 years of verified XXXX history.; Low DTI - Borrower qualified DTI 4.07. Required DTI 43%.;
1000397	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of XXXX exceeds the minimum required of XXXX by XXXX points.; Verified reserves - XXXX months verified reserves exceed required XXXX months.;	COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - Legal description noted as attached to Mortgage on page XXXX is not provided in file. - Lender provided a copy of the mortgage with legal description.

1000398	xxxx	Securitized	2	2	1	1	Established credit history - Oldest tradeline XXXX; Low LTV/CLTV/HCLTV - LTV 80% Max 90%; Verified reserves - XXXX months reserves verified.;	GIDE 0001 Guideline Exception(s) - Guideline exception for DTI > 50%. Review DTI 50.60 Approval DTI 51.26 Lender Exception p.XXXX for DTI over 50% maximum. - EV2 Lender exception in file pg XXXX	APRV 0010 Underwriting Loan Approval is Deficient - Approval reflects loan program of XXXX. Missing Fund Loans program Key to verify correct guideline and matrix. **Note Additional Conditions may apply upon confirmation of program/guides. - XXXX Lender provided a copy of the guidelines and matrix for loan.

1000399	xxxx	Securitized	1	1	1	1				Verified housing payment history - Borrower has XXXX verified housing payment history with 0x30.; Verified employment history - Borrower has over 3 years of XXXX history verified.;
1000400	xxxx	Securitized	2	2	1	1				Low DTI - Borrower has qualifying DTI of 18.67%. Max DTI per programmatrix is 45%, and borrower is 26% Lower.; Verified employment history - Borrower has over 6 years of verified employment history.;	CRED 0010 LTV Exceeds Max Allowed - Max LTV 80% for non-warrantable XXXX. Approved LTV 85%. Lender exception on file p.XXXX for 5% LTV variance. - EV2 - Lender exception provided on XXXX with compensating factors.
1000401	xxxx	Securitized	1	1	1	1				Low DTI - Max DTI is 50% per guidelines. Verified DTI is under 22%.; Verified employment history - Borrower has over 4 years of verified xxxx with 15yrs in industry.;
1000402	xxxx	Securitized	2	2	1	1				Verified reserves - 56.61 months verified reserves exceed required 3 months.; Verified credit history - Mid FICO score of 682 exceeds the minimum required of 620 by 62 points.;	CRED 0082 Income Documentation is Insufficient - Borrower does not meet xxxx guideline requirement of 25% or greater xxxx. Guidelines for bank statement income methods do allow for as low as 20% on page xxxx. Borrower's xxxx <20% (17.013% per CPA letter on page xxxx). Lender exception in file on page xxxx - EV2 - Lender exception granted xxxx.
1000403	xxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of 811 exceeds the minimum required of 620 by 191 points.; Low DTI - 37.10% DTI is 5.90% lower than 43% maximum due to partial utilization of asset depletion income.;	CRED 0083 Asset Documentation is Insufficient - Borrower states EMD of $xxxx is sourced (pxxxx); however, purchase contract and Closing Disclosure indicate two builder deposits of $xxxx and $xxxx. These deposits are not sourced and do not match with stated deposit from borrower. - Reviewed borrower comment and verified the information in the file.

1000404	xxxx	Securitized	1	1	1	1				Established credit history - Borrower has 786 qualifying fico with good credit depth and payment history.; Low LTV/CLTV/HCLTV - LTV is <55% on refinance transaction.; Income verified was not used in qualifying - Rental income on REO properties not used for qualification but supports repayment.;
1000405	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has >$xxxx more than needed to satisfy Assets Only qualification.; Established credit history - Borrowers have 786 qualifying FICO with good payment history and credit depth. ;
1000431	xxxx	Securitized	2	2	1	1				Low DTI - Max DTI 50% per matrix. Verified DTI is 26.528%.; Verified credit history - Max credit score 680. Approval score 707.;	CRED 0085 Purchase Contract is Deficient - Purchase contract indicates $xxxx in seller contributions and borrower's Closing Disclosure reflects $xxxx seller concessions. No additional contract amendment provided in file to reflect change. - Lender provided an LOE from the realtor stating that the total seller credit was $xxxx. Realtor letter quotes section xxxx only and $xxxx seller credit and CD indicates $xxxx in seller credit. Seller signed. Appears there is a mistake on the purchase contract addendum.		TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD not provided in loan file. - Lender provided a copy of the Seller CD.
1000434	xxxx	Securitized	1	1	1	1	Verified reserves - 30months reserves exceed the minimum required 3 months.; Verified credit history - Mid FICO of 695 exceeds the minimum required 620 by 75 points.;	ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing evidence the loan disbursed after the ROR expiration date of xxxx. Final CD reflects loan disbursed xxxx which is the same date as the RoR expiration date (Final CD pg xxxx, ROR pg xxxx). - Lender provided a copy of the final CD.

COMP 0010 Missing Affiliated Business Disclosure - Missing copy of the Affiliated Business Disclosure.  FACTS disclosure indicates affiliates (pg xxxx). - Compliance Attestation confirming that xxxx does not share any personal information with its affiliates not does it utilize any affiliate in connection with the mortgage origination process received.

1000448	xxxx	Securitized	2	1	2	1	Low DTI - DTI is 46.29% with a max allowed of 55%.; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Verified reserves - 190 months verified reserves;	HUD 0027 Missing evidence of the Seller HUD1 - The seller HUD1/CD is missing from the loan file. - EV2 Non-Material, no assignee liability.	APRV 0001 Missing Underwriter Loan Approval - Missing lender Loan Approval to verify the loan program and Guidelines used to approve loan. 1008 in file does not provide loan program or guidelines used. - Lender approval received. Loan Program xxxx

1000518	xxxx	Securitized	1	1	1	1	Verified credit history - Borrower has 755 FICO with 0x30x12 mortgage history. ; Verified liquid assets and/or savings history - Verified reserves of 250+ months post-closing.;	CRED 0096 Missing proof of PITI payment on non-subject property - Missing proof of PITIA for xxxx (estimated payment only on 1003 as this was a pending purchase). If transaction was not closed prior to the subject a copy of the the 1003, LE or CD may be provided for best estimates. - Lender provided a letter or explanation stating that "this is a purchase transaction that was started around the same time as this file. Its currently sitting. It has not closed yet and has an EST Closing of xxxx . The UW added it in to be the most conservative . Can we get this cleared as this purchase hasn't closed yet."

Original package contains appraisal for property, estimated HUD.  Lender was being most conservative by providing the estimated payment, taxes and estimated insurance payment.

APRV 0010 Underwriting Loan Approval is Deficient - Missing lenders final 1008.  1008 in file pg 112 does not match the final 1003. (Tape DTI of 44.13%. DTI per 1008 38.424%. Review value 48.22%. Unable to determine cause of discrepancy as the final 1008 appears to be missing.  Max program DTI 55%.) - Lender provided a copy of the final 1008 that matches final 1003 information.

HUD 0027 Missing evidence of the Seller HUD1 - The seller HUD1/CD was not provided in the loan file. - Lender provided a copy of the seller CD.

1000524	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has 222 months verified reserves, excluding cash-out proceeds.; Verified credit history - Borrower has FICO 780 with 0x30 payment history. ;	CRED 0022 Cashout Exceeds Guidelines - Cash Out of $xxxx exceeds the max allowed of $xxxx for LTV > 60% per the Expanded Prime Matrix.

 - Copy of settlement statement from purchase xxxx received.  Borrower paid cash for the property thus transaction is considered as a Technical Refinance, not cash out.

CRED 0082 Income Documentation is Insufficient - Missing 2020 K1 for xxxx  (Review used loss of (-450) per the 2020 Sch E Statement 8 for qualification. - Recd 2020 K1.

1000525	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have 65mo verified reserves with 8mo required per guidelines (6mo subject + 2mo additional REO).; Verified employment history - Borrowers have over 17 years of verified employment history.; Low DTI - DTI is 22.66% w/a max allowed of 55% per the expanded prime matrix.;	APRV 0010 Underwriting Loan Approval is Deficient - Missing lender final loan approval to confirm Loan Program and Guidelines used for loan. Loan Approval in file, dated xxxx indicates Loan Program xxxx - Correspondent - xxxx 30 Year Fixed. This does not match 1008. Loan Term is 480 months with 120 months interest only - Updated lender approval reflecting loan was approved under the xxxx Program.

1000526	xxxx	Securitized	1	1	1	1	Verified reserves - Borrowers have 226mo verified reserves post-closing.; Minimal outstanding debt - Borrower demonstrates minimal use of consumer debt.; Low DTI - Borrowers have <15% DTI verified.;	HUD 0012 Missing HUD-1 for property to determine previous transaction type - Missing copy of the final HUD-1/CD from the refinance of xxxx to verify payoff of xxxx A/# ending in xxxx. - Copy of CD/Settlement Statement received.

CRED 0082 Income Documentation is Insufficient - 1) Missing documentation to verify borrower xxxx xxxx in xxxx  Per VVOE borrower's title is Managing Partner.  If ownership is 25% or more additional documentation will be required.

2) Missing YTD P&L and Balance sheet for B1 Sch C business xxxx to verify loss's have not increased. - YTD P&L and Balance sheet for xxxx received.  Item # 2 cleared.;

1) Item #1 cleared.  Finding reported in error.  Managing Director was the verifier.

1000528	xxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - 64.224% ltv, maximum 80% allowed.; Verified credit history - 768 credit score, minimum 620 allowed.;	APRV 0010 Underwriting Loan Approval is Deficient - Missing updated approval reflecting final loan terms. Loan was approved as a Rate Term Refinance. Per condition 23 of loan approval, cash back not to exceed greater of $xxxx or 2%. Final CD reflects cash out of $xxxx. - Loan meets Cash out guidelines. Lender updating Lock with Investor.	CRED 0082 Income Documentation is Insufficient - Missing complete 24 mths of statements for xxxx A/# ending in xxxx. Loan approval indicates 24 month personal bank statement program, however, loan file only contains the xxxx and xxxx statements. (Bank Statement Analysis pg xxxx reflects statements covering xxxx were utilized. **FINAL DTI PENDING ** - Lender provided 23 months personal banks statements, SOS and income worksheet.

QMATR 0016 Missing Documentation or Proof of ATR Underwriting Factors - Complete 24 mths Bank Statements are missing to verify Reserves and income. *See CRED 0082. - Lender provided 23 months personal banks statements, SOS and income worksheet.

1000529	xxxx	Securitized	1	1	1	1	Verified reserves - Borrower has xxxx (120.47 mths) in verified reserves with a minimum requirement of $xxxx.; Verified employment history - Borrower has 11+ years employment history verified.; Verified credit history - Borrower has a mid FICO of 724 w/a minimum requirement of 620.;	CRED 0010 LTV Exceeds Max Allowed - LTV of 75% LTV exceeds the max allowed of 65% for Rural Proerty per the Apex Prime Matrix. - Lender provided an excerpt of the matrix, dated xxxx which indicated a max LTV/CLTV of 75%.

APRV 0010 Underwriting Loan Approval is Deficient - Missing copy of lenders final approval.  Approval in file pg xxxx reflects loan was approved as Full Doc. 1008 reflects loan was approved with 12 mths Personal Bank Statements. (Tape reflects 12-mo Bank Statement-Business)  - Lender provided a copy of the final loan approval, dated xxxx.

1000530	xxxx	Securitized	1	1	1	1				Verified reserves - 63.11 months reserves exceed the minimum required 16 months.; Verified credit history - Mid FICO score of 767 below the minimum required of 700 by 67 points.; Low DTI - 9.87% DTI is 40.13% lower than 50% maximum.; Verified employment history - Verified xxxx since xxxx.;
1000540	xxxx	Securitized	1	1	1	1				Verified credit history - Borrower has 727 FICO score with 620 minimum required. ; Low LTV/CLTV/HCLTV - LTV is 55.38% with maximum 75% for cash-out refinance. ;			HUD 0001 Missing Final HUD-1 - Missing the final executed Settlement Statement or CD. - Lender provided a copy of the final CD.
1000542	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - 75% LTV; Low DTI - 29.27%;
1000543	xxxx	Securitized	2	2	1	1	Verified housing payment history - 0x12x30; Low LTV/CLTV/HCLTV - Loan is <30% LTV.;	GIDE 0001 Guideline Exception(s) - Missing the following documentation for xxxx:

1) Entity Articles of Organization, Partnership, and Operating Agreements (if applicable)

2) Tax Identification Number

3) Certificate of Good Standing, Compensating Factors: - LRCP ok to proceed with documentation provided based on compensating factors. - LRCP ok to proceed with documentation provided based on compensating factors.Verified housing payment history, Low LTV/CLTV/HCLTV	CRED 0083 Asset Documentation is Insufficient - Missing 2 months consecutive statements for xxxx A/# ending in xxxx. Only the statement covering xxxx provided. Account is needed to meet the reserves requirement. - Statement covering xxxx provided.

1000544	xxxx	Securitized	1	1	1	1	Verified reserves - 49.44 mths verified reserves with a requirement of 12 mths.; Low LTV/CLTV/HCLTV - 60.00% LTV/CLTV w/a max allowed of 75% for C/O refi w/DSCR >.75.;	CRED 0096 Missing proof of PITI payment on non-subject property - Final 1003 reflects that the borrower is in the process multiple refinance transactions with xxxx. Missing copies of the final settlement statements to verify the payoff of mortgages and new loan amounts or if not closed prior to the subject transaction copy of the most recent LE for best effort.

1) XXXX

2) XXXX

3) XXXX

 - Lender provided a copy of the LE for xxxx and xxxx.

CRED 0001 Unacceptable Mortgage History - Missing subject mortgage payment history from Fay Servicing #xxxx.  Account is not reporting on the credit reports or credit supplements. Per guidelines Housing payment accounts that are not verified on the credit report must be verified with either a written direct verification or an acceptable alternative.  - Lender provided a copy of the payment history and mortgage statement for Fay Servicing.

1000545	xxxx	Securitized	1	1	1	1	Net tangible benefit - Reduced loan interest rate by 2.615%; Low LTV/CLTV/HCLTV - 60.00%;	CRED 0001 Unacceptable Mortgage History - Missing mortgage payment history from xxxx #xxxx. Account is not reporting on the credit reports or credit supplements. Per guidelines Housing payment accounts that are not verified on the credit report must be verified with either a written direct verification or an acceptable alternative. - Lender provided a copy of the payment history and mortgage statement from xxxx.

CRED 0096 Missing proof of PITI payment on non-subject property - Final 1003 reflects that the borrower is in the process multiple refinance transactions with xxxx. Missing copies of the final settlement statements to verify the payoff of mortgages and new loan amounts or if not closed prior to the subject transaction copy of the most recent LE for best effort.

1) XXXX

2) XXXX

3) XXXX

 - Lender provided copies of the xxxx, xxxx

1000639	xxxx	Securitized	1	1	1	1				Verified credit history - Mid FICO score of 763 exceeds the minimum required of 680 by 83 points.; Verified reserves - 39.08 months verified reserves exceed required 6 months.; Established Landlord history - Borrower has established landlord history with 5+ years with 6 residential properties. ;
1000656	xxxx	Securitized	1	1	1	1				Verified reserves - 28.12 months verified reserves exceed required 6 months.; Verified credit history - Mid FICO score of 698 exceeds the minimum required of 660 by 38 points.;			APRV 0001 Missing Underwriter Loan Approval - Missing lender loan approval. (Only 1008 on page xxxx.) - Lender provided a copy of the loan approval.
1000662	xxxx	Securitized	1	1	1	1				Verified reserves - 35 Months verified reserves.; Low DTI - 14.91% DTI; max 50%;
1000664	xxxx	Securitized	2	2	1	1	CRED 0004 Back-end Ratio exception (DTI) - Review DTI of 54.79% exceeds the max allowed DTI of 50% per the xxxx. Lender approved DTI 38.61%. Variance mainly appears to be due to the lender using the IO payment of xxxx to qualify vs the fully amortized P&I payment of $xxxx as required for the Ability to Repay. - Lender acknowledged exception.	CRED 0082 Income Documentation is Insufficient - Missing documentation to evidence receipt of xxxx for the past 6 months as required by the Montage prime guidelines. Per divorce decree borrower is receiving $xxxx per month which is evidenced with 3 mths deposits for xxxx. (Lender used $xxxx to qualify as one of the dependents will turn xxxx.) - Copies of statements for xxxx provided to verify receipt of xxxx for a full 6 months.

CRED 0084 Income Calculation Discrepancy - Unable to validate lenders asset depletion calculation of $xxxx. Review calculated $xxxx.;

xxxx Balance xxxx - funds to close of xxxx = xxxx/ 60 mths = xxxx,  - Lender asset depletion worksheet provided.  Validates all accounts used and lender calculation of $xxxx.

CRED 0072 VVOE dated outside of required timeframe - Missing VVOE dated w/in 10 days of the Note date of xxxx.

1000665	xxxx	Securitized	1	1	1	1				Verified reserves - Borrower has 178mo verified reserves with 5mo required. ; Low LTV/CLTV/HCLTV - Loan is at 60% LTV using lower, original sales price for delayed financing. ;
1000666	xxxx	Securitized	1	1	1	1				Low LTV/CLTV/HCLTV - Refinance is at 60% LTV based on lower, original sales price on delayed financing. ; Established credit history - Borrower has 809 FICO score with good payment history;
1000671	xxxx	Securitized	1	1	1	1	Verified reserves - 181 months reserves verified; 6 months were required.; Minimal outstanding debt - $xxxx month with 0x30 FICO 753;	CRED 0085 Purchase Contract is Deficient - Missing addendum to contract for closing date amended. Closing date xxxx per CD pg xxxx; however, contract pg xxxx reflects closing on or before xxxx. - Lender provided a copy of Purchase Agreement Addendum #4 extending agreement through xxxx.

TRID 0193 Missing evidence of the Seller Closing Disclosure - Seller CD is not in loan file. - Lender provided a copy of the seller CD.

1000756	xxxx	Securitized	1	1	1	1				Verified employment history - Over 8 years of verified employment history.; Established credit history - Oldest tradeline xxxx FICO 808; Verified reserves - 100 months reserves verified.;
1000790	xxxx	Securitized	1	1	1	1	Verified housing payment history - 12 months verified housing payments.; Verified employment history - Over 25 years of verified employment history.;	CRED 0017 Insufficient Verified Reserves (Number of Months) - Missing verification of 6 months required reserves of $xxxx. Total Reserves verified 3.79mths/ $xxxx, Total short $xxxx. (Verified funds $xxxx plus gift $xxxx. Cash to close per CD $xxxx)

 - Additional statements provided.  Total verified reserves $xxxx.